Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of December 31, 2022	As of June 30, 2023
	RMB	RMB
		(Unaudited)
Account receivable	225,917	166,159
Less: Allowance for credit losses	(22,281)	(33,995)
Total	203,636	132,164

The following table provide a summary of changes of the allowance for credit loss for the six months ended June 30, 2023 and the year ended December 31, 2022:

	December 31, 2022	June 30, 2023
	RMB	RMB
		(Unaudited)
Balance at beginning of period	26,158	22,281
Adoption of ASC 326	—	6,223
Amounts charged to expenses	861	8,593
Amounts written off	—	(195)
Disposal of a subsidiary	(4,739)	(2,907)
Foreign Exchange effect	1	—
Balance at end of period	22,281	33,995

As of December 31, 2022 and June 30, 2023, all accounts receivable was due from third party customers. Provision for credit losses for the year ended December 31, 2022 and the six months ended June 30, 2023 was RMB861 and RMB8,593.

Starting from January 1, 2023, the Group adopted ASC 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach with a cumulative-effect of approximately RMB6,223 recorded and increased in the opening balance of accumulated deficit.